Cover	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Biohaven Ltd.
Document Period End Date	Oct. 02, 2024
Entity Incorporation, State or Country Code	D8
Entity File Number	001-41477
Entity Address, Address Line One	c/o Biohaven Pharmaceuticals, Inc.
Entity Address, Address Line Two	215 Church Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	203
Local Phone Number	404-0410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	BHVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001935979
Amendment Flag	false